Schedule of Debt Securities Available for Sale Unrealized Loss Position (Details) - USD ($) $ in Thousands	Jun. 30, 2024	Mar. 31, 2024	Mar. 31, 2023
Debt Securities, Held-to-Maturity, Allowance for Credit Loss [Line Items]
Total available-for-sale debt securities with fair value	$ 1,942	$ 1,964	$ 75,900
Total available-for-sale debt securities with unrealized losses	1,060	1,060	8,880
Other Debt Obligations [Member]
Debt Securities, Held-to-Maturity, Allowance for Credit Loss [Line Items]
Fair value, Less than twelve months			2,078
Unrealized losses, Less than twelve months			956
Fair value, Less than twelve months	1,942	1,964
Unrealized losses, Less than twelve months	$ 1,060	1,060
Corporate Debt Securities [Member]
Debt Securities, Held-to-Maturity, Allowance for Credit Loss [Line Items]
Fair value, Less than twelve months			73,822
Unrealized losses, Less than twelve months			$ 7,924